Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	14.28
Maximum Aggregate Offering Price	$ 42,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,916.20
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions. All 3,000,000 shares of common stock of the registrant are to be offered for resale by the selling stockholder named in the prospectus contained in this Registration Statement on Form S-3 (the "Registration Statement"). Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's common stock quoted on the Nasdaq Capital Market on May 11, 2026, which is a date within five (5) business days prior to the filing date of the Registration Statement.